LIQUIDITY (Narrative) (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
LIQUIDITY [Abstract]
Net income	$ 1,465,889	$ 2,147,049	$ 1,949,791	$ (44,169)	$ 3,612,938	$ 1,905,622	$ 2,470,882	$ 1,580,887
Net cash used in operations					3,152,753	$ 2,711,334	4,019,560	345,287
Working capital deficit	4,991,582				4,991,582		607,372
Accumulated deficit	$ 36,353,653				36,353,653		32,740,715	$ 30,269,833
Working capital increase from warrant executions							2,300,000
Short-term loans							1,330,000
Short-term loans, repaid							330,000
Payment of banking fees and expenses							$ 8,200,000
Proceeds from an underwritten offering					$ 8,100,000